Note 18 - Financial Instruments and Risk Management - Components of Financial Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash [member]
Statement Line Items [Line Items]
Financial assets at fair value	$ 4,974,478	$ 14,376,282	$ 14,409,996
Financial guarantee contracts [member]
Statement Line Items [Line Items]
Financial assets at fair value		589,275
Trade receivables [member]
Statement Line Items [Line Items]
Financial assets at amortised cost	493,925	292,849
Accounts payable and accrued liabilities [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities, at amortised cost	$ (810,593)	$ (1,624,344)	$ (515,421)